Note 1 - Description of the Business (Details Textual)		12 Months Ended
	Jun. 01, 2015	Dec. 31, 2016
Number of Countries in which Entity Operates		32
Number of Reportable Segments		3
Conversion from Old FSV Shares to Colliers Shares [Member]
Spin off Arrangement Stock Conversion Ratio	1
Conversion from Old FSV Shares to First Service Shares [Member]
Spin off Arrangement Stock Conversion Ratio	1
Colliers and Its Affiliates and Franchisees [Member]
Number of Countries in which Entity Operates		66